Revenues, Tau Vaccine in AD - 2014 Agreement with Janssen Pharmaceuticals (Details) - CHF (SFr) SFr in Thousands	1 Months Ended	3 Months Ended								12 Months Ended
	May 31, 2016	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
Revenues [Abstract]
Recognized revenues		SFr 1,403	SFr 2,305	SFr 2,028	SFr 1,458	SFr 16,422	SFr 1,074	SFr 753	SFr 2,006	SFr 7,194	SFr 20,255	SFr 23,214
2014 Agreement with Janssen Pharmaceuticals [Member]
Revenues [Abstract]
Recognized revenues										SFr 2,157	1,239	6,628
Tau Vaccine in AD [Member] | 2014 Agreement with Janssen Pharmaceuticals [Member]
Revenues [Abstract]
Period to provide notice of termination of agreement										90 days
Cumulative payments received													SFr 25,900
Milestone payment received	SFr 4,900
Up-front consideration received													25,900
Recognized revenues										SFr 2,200	SFr 1,200	SFr 6,600
Tau Vaccine in AD [Member] | 2014 Agreement with Janssen Pharmaceuticals [Member] | Bottom of Range [Member]
Revenues [Abstract]
Total potential collaboration agreement value													SFr 500,000
Total potential collaboration agreement value remaining		SFr 458,000								SFr 458,000